Assets held for sale or exchange and liabilities related to assets held for sale or exchange - Summary of Assets Held for Sale or Exchange, and Liabilities Related to Assets Held for Sale or Exchange (Details) - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Assets held for sale or exchange	€ 83	€ 325	€ 68
Liabilities related to assets held for sale or exchange	€ 32	€ 6	€ 0